Financial instruments and risk management - Classification (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Level 1 | Lenzing Aktiengesellschaft (Indirect) | Foreign countries
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	R$ 830,281	R$ 865,986
Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	90,235,107	93,828,907
Loans, financing and debentures | Bonds | Foreign countries | Fixed
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	38,944,092	42,223,976	R$ 36,655,663
Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	46,209,946	43,060,725
Financial liabilities	113,762,455	117,843,727
Financial Liabilities, Net of Financial Assets	67,552,509	74,783,002
Financial risks management | Financial liabilities at amortised cost, category [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	105,324,119	108,502,378
Financial risks management | Financial liabilities at amortised cost, category [member] | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,585,058	5,141,386
Financial risks management | Financial liabilities at amortised cost, category [member] | Loans, financing and debentures
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	92,706,122	94,801,257
Financial risks management | Financial liabilities at amortised cost, category [member] | Lease liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,707,418	6,929,890
Financial risks management | Financial liabilities at amortised cost, category [member] | Dividends payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,352	1,393,121
Financial risks management | Financial liabilities at amortised cost, category [member] | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	318,169	236,724
Financial risks management | At fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,438,336	9,341,349
Financial risks management | At fair value through profit or loss | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,438,336	9,341,349
Financial assets at amortised cost, category [member] | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,471,031	22,335,429
Financial assets at amortised cost, category [member] | Cash and cash equivalents | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,645,571	15,179,753
Financial assets at amortised cost, category [member] | Trade accounts receivable | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,214,486	6,560,607
Financial assets at amortised cost, category [member] | Other assets | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	610,974	595,069
At fair value through other comprehensive income | Other investments | Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Non-current financial assets at fair value through other comprehensive income	32,231	35,195
At fair value through other comprehensive income | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	862,512	901,181
At fair value through other comprehensive income | Investments (2) | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	862,512	901,181
At fair value through profit or loss | Marketable securities | Level 1 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,298,973	1,274,439
At fair value through profit or loss | Marketable securities | Level 2 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	8,673,038	8,978,015
At fair value through profit or loss | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	21,876,403	19,824,115
At fair value through profit or loss | Derivative financial instruments | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,904,392	9,571,661
At fair value through profit or loss | Marketable securities | Financial risks management
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 9,972,011	R$ 10,252,454